TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Balance at beginning of the year	¥ 3,372,156	¥ 3,223,172	¥ 2,830,917
Addition, net	107,947	148,984	392,255
Balance at end of the year	¥ 3,480,103	¥ 3,372,156	¥ 3,223,172